FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2012
Financial Instruments and Credit Risk Concentrations Disclosure [Abstract]
Schedule Of Financial Instruments [Table Text Block]
	July 31, 2012
	Carrying	Fair
	Value	Value
Cash and cash equivalents	$1,340,203	$1,340,203
Marketable securities	$2,441,606	$2,443,631
Security deposits payable	$960,916	$960,916
Mortgages, note and term loan payable	$6,750,259	$8,164,075